Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of Inventories
	2020	2021
Land	176,927	175,087
Work in progress - Real estate	164,514	117,341
Finished properties	78,048	75,085
Construction materials	58,621	49,403
Merchandise and supplies	80,142	80,051
	558,252	496,967
Impairment of inventories	(6,252)	(8,641)
	552,000	488,326

Schedule of land includes properties for the development
	2020	2021
Lurin (a)	81,493	84,648
San Isidro (b)	51,626	51,850
Nuevo Chimbote (c)	17,616	18,624
Barranco (d)	14,432	14,640
Piura (e)	11,760	5,325
	176,927	175,087

Schedule of real state work in progress
	2020	2021
Los Parques de Comas	66,114	63,213
Los Parques del Callao	26,613	27,235
Los Parques del Mar	44,683	20,044
Los Parques de Carabayllo III	10,266	-
Los Parques de Piura	9,514	-
Inmobiliaria Pezet 417 S.A.C.	4,459	-
Others	2,865	6,849
	164,514	117,341

Schedule of finished properties
	2020	2021
Los Parques de Comas	32,098	27,185
Los Parques de Carabayllo III	8,518	14,757
Los Parques del Mar	-	13,885
Huancayo	13,033	7,918
Strip Callao	6,286	6,286
Los Parques de Callao	14,479	2,441
Los Parques de Piura	1,034	430
El Nuevo Rancho	1,284	-
Others	1,316	2,183
	78,048	75,085